UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2004

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 2975, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas     February 8, 2005
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $402,108 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      NOTE 4.500% 2/1   001765BB1  10,175     13,000,000  PRN        DEFINED    1, 2  13,000,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  29,148     29,075,000  PRN        DEFINED    1, 2  29,075,000
CALPINE CORP                  COM               131347106  68,950     17,500,000   SH        DEFINED    1, 2  17,500,000
CENTILLIUM COMMUNICATIONS IN  COM               152319109   6,455      2,656,438   SH        DEFINED    1, 2   2,656,438
CENVEO INC                    COM               15670S105   6,258      2,018,800   SH        DEFINED    1, 2   2,018,800
CHARTER COMMUNICATIONS INC D  CL A              16117M107   6,496      2,900,000   SH        DEFINED    1, 2   2,900,000
CHESAPEAKE ENERGY CORP        COM               165167107     901         54,617   SH        DEFINED    1, 2      54,617
CIENA CORP                    COM               171779101   3,340      1,000,000   SH        DEFINED    1, 2   1,000,000
COMSYS IT PARTNERS INC        COM               20581E104   9,256        925,569   SH        DEFINED    1, 2     925,569
CONEXANT SYSTEMS INC          NOTE 4.000% 2/0   207142AF7   5,033      5,500,000  PRN        DEFINED    1, 2   5,500,000
CONEXANT SYSTEMS INC          COM               207142100  16,716      8,400,000   SH        DEFINED    1, 2   8,400,000
CONSECO INC                   COM NEW           208464883     499         25,000   SH        DEFINED    1, 2      25,000
DELTA AIR LINES INC DEL       NOTE 8.000% 6/0   247361YP7  21,775     33,500,000  PRN        DEFINED    1, 2  33,500,000
DOUBLECLICK INC               COM               258609304  15,560      2,000,000   SH        DEFINED    1, 2   2,000,000
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123     661        322,383   SH        DEFINED    1, 2     322,383
HAYES LEMMERZ INTL INC        COM NEW           420781304  19,417      2,199,002   SH        DEFINED    1, 2   2,199,002
HEWLETT PACKARD CO            COM               428236103   2,235        106,600   SH        DEFINED    1, 2     106,600
ITC DELTACOM INC              COM NEW           45031T401   3,127      1,828,700   SH        DEFINED    1, 2   1,828,700
MAGELLAN HEALTH SVCS INC      COM NEW           559079207  17,080        500,000   SH        DEFINED    1, 2     500,000
METHANEX CORP                 COM               59151K108     674         36,938   SH        DEFINED    1, 2      36,938
MPOWER HOLDING CORP           COM NEW           62473L309   4,100      2,192,444   SH        DEFINED    1, 2   2,192,444
NATIONAL R V HLDGS INC        COM               637277104   7,316        759,700   SH        DEFINED    1, 2     759,700

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----   ------ ----
NORTHWEST AIRLS CORP          FRNT 6.625% 5/1   667280AC5  16,245     16,800,000  PRN        DEFINED    1, 2  16,800,000
NORTHWEST AIRLS CORP          NOTE 7.625% 11/1  667280AE1     799      1,000,000  PRN        DEFINED    1, 2   1,000,000
PRIMUS TELECOMMUNICATIONS GR  COM               741929103   7,354      2,312,500   SH        DEFINED    1, 2   2,312,500
RES-CARE INC                  COM               760943100  14,543        955,517   SH        DEFINED    1, 2     955,517
ROYAL CARIBBEAN CRUISES LTD   NOTE 2/0          780153AK8  13,056     20,500,000  PRN        DEFINED    1, 2  20,500,000
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  88,666    103,300,000  PRN        DEFINED    1, 2 103,300,000
TESORO CORP                   COM               881609101     797         25,000   SH        DEFINED    1, 2      25,000
TOWER AUTOMOTIVE INC          COM               891707101   4,661      1,950,000   SH        DEFINED    1, 2   1,950,000
WILLIAMS COS INC DEL          COM               969457100     815         50,000   SH        DEFINED    1, 2      50,000